10. Related Party Payables (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Accounts payable, related parties	$ 462,137	$ 1,181,645	$ 213,233
Mark Family [Member]
Wages and salaries	78,652	180,800
Marks LLC [Member]
Accounts payable, related parties	215,122	469,506	74,529
Leiner LLC [Member]
Accounts payable, related parties	210,929	451,944	$ 90,475
Rutherford [Member]
Accounts payable, related parties	$ 50,000	50,000
Dearings [Member]
Accounts payable, related parties		$ 435,085